Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2025
Entity Registrant Name	URBAN-GRO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39933
Entity Tax Identification Number	46-5158469
Entity Address, Address Line One	1751 Panorama Point
Entity Address, Address Line Two	Unit G
Entity Address, City or Town	Lafayette
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80026
City Area Code	(720)
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	UGRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001706524